Quarterly Results of Operations (Unaudited)	12 Months Ended
Dec. 31, 2012
Quarterly Results of Operations (Unaudited)
Note 19:	Quarterly Results of Operations (Unaudited)

	Year Ended December 31, 2012
	Three Months Ended
	December 31	September 30	June 30	March 31

Interest income	$3,089,887	$3,191,157	$3,228,298	$3,281,891
Interest expense	530,349	577,505	587,610	607,536
Net interest income	2,559,538	2,613,652	2,640,688	2,674,355
Provision for loan losses	120,000	120,000	170,000	80,000
Net interest income after provision for loan losses	2,439,538	2,493,652	2,470,688	2,594,355
Noninterest income	1,232,387	1,359,673	1,185,783	1,104,385
Noninterest expense	2,642,551	2,405,602	2,510,695	2,417,102
Income before income taxes	1,029,374	1,447,723	1,145,776	1,281,638
Income tax expense	254,015	417,870	298,713	366,889

Net income	$775,359	$1,029,853	$847,063	$914,749

Basic earnings per share	$0.40	$0.55	$0.45	$0.49
Diluted earnings per share	$0.40	$0.55	$0.45	$0.49

	Year Ended December 31, 2011
	Three Months Ended
	December 31	September 30	June 30	March 31

Interest income	$3,305,598	$3,543,418	$3,595,496	$3,422,767
Interest expense	637,803	684,629	752,279	804,717
Net interest income	2,667,795	2,858,789	2,843,217	2,618,050
Provision for loan losses	150,000	150,000	150,000	175,000
Net interest income after provision for loan losses	2,517,795	2,708,789	2,693,217	2,443,050
Noninterest income	1,035,151	1,001,261	974,709	984,762
Noninterest expense	2,496,863	2,492,751	2,394,685	2,429,658
Income before income taxes	1,056,083	1,217,299	1,273,241	998,154
Income tax expense	281,656	345,616	368,407	263,415

Net income	$774,427	$871,683	$904,834	$734,739

Basic earnings per share	$0.41	$0.46	$0.48	$0.39
Diluted earnings per share	$0.41	$0.46	$0.48	$0.39